Accounts Payable and Accrued Expenses (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts payable	$ 13,425,321	$ 12,425,200	$ 27,714,220
Accrued interest (various notes and loans payable)	1,199,333	713,754	5,787,464
Accrued tax penalties and interest	1,029,846	837,477	837,477
Accounts payable and accrued expenses	$ 15,654,500	$ 13,976,431	$ 34,339,161